Earning per unit and cash distributions - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Mar. 26, 2020	Mar. 21, 2019	Sep. 14, 2018	Jun. 03, 2016	Aug. 31, 2020	Mar. 21, 2019	Mar. 23, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution								$ 1,598	$ 1,597	$ 1,591
Subordinated unit Hegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution									688	1,372
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,100	10,917	28,018	21,500		10,917	14,584
Number of units terminated					15,378
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit								$ 0.421875
Distribution Percentage To All Unit Holders								85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights								15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit								$ 0.50625
Distribution Percentage To All Unit Holders								75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights								25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders								50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights								50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit								$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights								100.00%
Common units Hegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution									$ 908	$ 219